Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Olstein All Cap Value Fund
Class Name	Class A
Trading Symbol	OFAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.42%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.42%
Updated Performance Information Location [Text Block]	Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
Net Assets	$ 528,449,902
Holdings Count | $ / shares	78
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$528,449,902
Number of Equity Holdings	78
Portfolio Turnover	20%

Holdings [Text Block]

Security Type (% of Net Assets)
Common Stocks	94.7%
Cash & Other	5.3%

Top 10 Equity Issuers (% of Net Assets)
Walt Disney Company	2.9%
Target Corporation	1.9%
Becton, Dickinson and Company	1.8%
Schlumberger Ltd.	1.8%
Baxter International, Inc.	1.8%
United Parcel Service, Inc.	1.8%
Johnson & Johnson	1.8%
Corteva, Inc.	1.8%
Sensata Technologies Holding PLC	1.7%
International Flavors & Fragrances, Inc.	1.7%

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Class C
Shareholder Report [Line Items]
Fund Name	Olstein All Cap Value Fund
Class Name	Class C
Trading Symbol	OFALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.17%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.17%
Updated Performance Information Location [Text Block]	Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
Net Assets	$ 528,449,902
Holdings Count | $ / shares	78
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$528,449,902
Number of Equity Holdings	78
Portfolio Turnover	20%

Holdings [Text Block]

Security Type (% of Net Assets)
Common Stocks	94.7%
Cash & Other	5.3%

Top 10 Equity Issuers (% of Net Assets)
Walt Disney Company	2.9%
Target Corporation	1.9%
Becton, Dickinson and Company	1.8%
Schlumberger Ltd.	1.8%
Baxter International, Inc.	1.8%
United Parcel Service, Inc.	1.8%
Johnson & Johnson	1.8%
Corteva, Inc.	1.8%
Sensata Technologies Holding PLC	1.7%
International Flavors & Fragrances, Inc.	1.7%

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Adviser Class
Shareholder Report [Line Items]
Fund Name	Olstein All Cap Value Fund
Class Name	Adviser Class
Trading Symbol	OFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adviser Class	$61	1.17%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%
Updated Performance Information Location [Text Block]	Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
Net Assets	$ 528,449,902
Holdings Count | $ / shares	78
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$528,449,902
Number of Equity Holdings	78
Portfolio Turnover	20%

Holdings [Text Block]

Security Type (% of Net Assets)
Common Stocks	94.7%
Cash & Other	5.3%

Top 10 Equity Issuers (% of Net Assets)
Walt Disney Company	2.9%
Target Corporation	1.9%
Becton, Dickinson and Company	1.8%
Schlumberger Ltd.	1.8%
Baxter International, Inc.	1.8%
United Parcel Service, Inc.	1.8%
Johnson & Johnson	1.8%
Corteva, Inc.	1.8%
Sensata Technologies Holding PLC	1.7%
International Flavors & Fragrances, Inc.	1.7%

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Class A
Shareholder Report [Line Items]
Fund Name	Olstein Strategic Opportunities Fund
Class Name	Class A
Trading Symbol	OFSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.60%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.60%
Updated Performance Information Location [Text Block]	Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
Net Assets	$ 69,952,000
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$69,952,000
Number of Equity Holdings	36
Portfolio Turnover	14%

Holdings [Text Block]

Security Type (% of Net Assets)
Common Stocks	97.6%
Cash & Other	2.4%

Top 10 Equity Issuers (% of Net Assets)
Integra LifeSciences Hldg Corp.	4.3%
Sensata Technologies Hldg PLC	4.3%
Dine Brands Global, Inc.	4.2%
Gates Industrial Corp. PLC	4.2%
Shyft Group, Inc.	3.8%
Vontier Corp.	3.8%
Central Garden & Pet Co. - Class A	3.6%
ABM Industries, Inc.	3.5%
Blue Bird Corp.	3.5%
Vishay Intertechnology, Inc.	3.4%

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Class C
Shareholder Report [Line Items]
Fund Name	Olstein Strategic Opportunities Fund
Class Name	Class C
Trading Symbol	OFSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	2.35%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.35%
Updated Performance Information Location [Text Block]	Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
Net Assets	$ 69,952,000
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$69,952,000
Number of Equity Holdings	36
Portfolio Turnover	14%

Holdings [Text Block]

Security Type (% of Net Assets)
Common Stocks	97.6%
Cash & Other	2.4%

Top 10 Equity Issuers (% of Net Assets)
Integra LifeSciences Hldg Corp.	4.3%
Sensata Technologies Hldg PLC	4.3%
Dine Brands Global, Inc.	4.2%
Gates Industrial Corp. PLC	4.2%
Shyft Group, Inc.	3.8%
Vontier Corp.	3.8%
Central Garden & Pet Co. - Class A	3.6%
ABM Industries, Inc.	3.5%
Blue Bird Corp.	3.5%
Vishay Intertechnology, Inc.	3.4%

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Adviser Class
Shareholder Report [Line Items]
Fund Name	Olstein Strategic Opportunities Fund
Class Name	Adviser Class
Trading Symbol	OFSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adviser Class	$69	1.35%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Updated Performance Information Location [Text Block]	Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
Net Assets	$ 69,952,000
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$69,952,000
Number of Equity Holdings	36
Portfolio Turnover	14%

Holdings [Text Block]

Security Type (% of Net Assets)
Common Stocks	97.6%
Cash & Other	2.4%

Top 10 Equity Issuers (% of Net Assets)
Integra LifeSciences Hldg Corp.	4.3%
Sensata Technologies Hldg PLC	4.3%
Dine Brands Global, Inc.	4.2%
Gates Industrial Corp. PLC	4.2%
Shyft Group, Inc.	3.8%
Vontier Corp.	3.8%
Central Garden & Pet Co. - Class A	3.6%
ABM Industries, Inc.	3.5%
Blue Bird Corp.	3.5%
Vishay Intertechnology, Inc.	3.4%

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms